Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Allowance for Loan Losses

Note 4 - Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2016, 2015 and 2014 are presented below:

Commercial	2016	2015	2014
	(dollars in thousands)
Balance, beginning of year	$1,310	$1,716	$2,665
Provision (recovery) charged to operations	175	(527)	(302)
Charge-offs	(146)	(89)	(749)
Recoveries	65	210	102
Net (charge-offs)	(81)	121	(647)
Other	—	—	—
Balance, end of year	$1,404	$1,310	$1,716

Note 4 - Allowance for Loan Losses (Continued)

Non-Commercial	2016	2015	2014
	(dollars in thousands)
Balance, beginning of year	$1,574	$2,022	$2,430
Provision (recovery) charged to operations	(263)	(93)	(87)
Charge-offs	(244)	(500)	(482)
Recoveries	236	145	161
Net (charge-offs)	(8)	(355)	(321)
Other	—	—	—
Balance, end of year	$1,303	$1,574	$2,022

Total	2016	2015	2014
	(dollars in thousands)
Balance, beginning of year	$2,884	$3,738	$5,095
Provision (recovery) charged to operations	(88)	(620)	(389)
Charge-offs	(390)	(589)	(1,231)
Recoveries	301	355	263
Net (charge-offs)	(89)	(234)	(968)
Other	—	—	—
Balance, end of year	$2,707	$2,884	$3,738

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2016 and 2015:

December 31, 2016	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$16	$1,993	$1,388	$190,229	$1,404	$192,222
Non-Commercial	123	4,096	1,180	145,511	1,303	149,607
Total	$139	$6,089	$2,568	$335,740	$2,707	$341,829

December 31, 2015	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$18	$1,019	$1,292	$170,182	$1,310	$171,201
Non-Commercial	163	4,459	1,411	144,472	1,574	148,931
Total	$181	$5,478	$2,703	$314,654	$2,884	$320,132

Note 4 - Allowance for Loan Losses (Continued)

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2016	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$—	$—	$—	$55,752	$55,752	$—
Real estate - commercial	—	392	392	109,360	109,752	—
Other real estate construction	106	190	296	26,422	26,718	—
Real estate construction	—	—	—	5,625	5,625	—
Real estate - residential	510	846	1,356	80,413	81,769	—
Home equity	66	22	88	50,727	50,815	—
Consumer loan	36	—	36	9,675	9,711	—
Other loans	—	—	—	1,687	1,687	—
Total	$718	$1,450	$2,168	$339,661	$341,829	$—

December 31, 2015	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$46	$34	$80	$52,231	$52,311	$—
Real estate - commercial	74	—	74	101,124	101,198	—
Other real estate construction	110	195	305	17,387	17,692	—
Real estate construction	—	—	—	5,629	5,629	—
Real estate - residential	1,580	541	2,121	81,298	83,419	—
Home equity	75	13	88	49,332	49,420	—
Consumer loan	39	—	39	8,943	8,982	—
Other loans	—	—	—	1,481	1,481	—
Total	$1,924	$783	$2,707	$317,425	$320,132	$—

Once a loan becomes 90 days past due, the loan is automatically transferred to a nonaccrual status. The exception to this policy is credit card loans that remain in accrual status 90 days or more until they are paid current or charged off.

Note 4 - Allowance for Loan Losses (Continued)

The composition of nonaccrual loans by class as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(dollars in thousands)
Commercial	$—	$34
Real estate - commercial	392	—
Other real estate construction	190	195
Real estate 1 – 4 family construction	—	—
Real estate – residential	846	541
Home equity	22	13
Consumer loans	—	—
Other loans	—	—
	$1,450	$783

Loans that are in nonaccrual status or 90 days past due and still accruing are considered to be nonperforming. During 2016, nonperforming loans increased from $783,000 at December 31, 2015 to $1.5 million at December 31, 2016, an increase of $667,000. There were three main relationships driving the increase in nonaccruals; one was due to a company’s principal filing bankruptcy and two were in extended processes of foreclosure.

Management uses a risk-grading program to facilitate the evaluation of probable inherent loan losses and to measure the adequacy of the allowance for loan losses. In this program, risk grades are initially assigned by the loan officers and reviewed and monitored by the lenders and credit administration on an ongoing basis. The program has eight risk grades summarized in five categories as follows:

Pass: Loans that are pass grade credits include loans that are fundamentally sound and risk factors are reasonable and acceptable. They generally conform to policy with only minor exceptions and any major exceptions are clearly mitigated by other economic factors.

Watch: Loans that are watch credits include loans on management’s watch list where a risk concern may be anticipated in the near future.

Substandard: Loans that are considered substandard are loans that are inadequately protected by current sound net worth, paying capacity of the obligor or the value of the collateral pledged. All nonaccrual loans are graded as substandard.

Doubtful: Loans that are considered to be doubtful have all weaknesses inherent in loans classified substandard, plus the added characteristic that the weaknesses make the collection or liquidation in full on the basis of current existing facts, conditions and values highly questionable and improbable.

Loss: Loans that are considered to be a loss are considered to be uncollectible and of such little value that their continuance as bankable assets is not warranted.

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2016 and 2015:

December 31, 2016	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$54,906	$827	$19	$—	$55,752
Real estate - commercial	105,366	1,937	2,449	—	109,752
Other real estate construction	24,312	1,876	530	—	26,718
Real estate 1 - 4 family construction	5,625	—	—	—	5,625
Real estate - residential	71,105	8,551	2,113	—	81,769
Home equity	49,818	973	24	—	50,815
Consumer loans	9,545	163	3	—	9,711
Other loans	1,687	—	—	—	1,687
Total	$322,364	$14,327	$5,138	$—	$341,829

Note 4 - Allowance for Loan Losses (Continued)

December 31, 2015	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$52,096	$130	$85	$—	$52,311
Real estate - commercial	97,506	1,161	2,531	—	101,198
Other real estate construction	15,163	1,994	535	—	17,692
Real estate 1 - 4 family construction	5,526	103	—	—	5,629
Real estate - residential	71,736	9,398	2,285	—	83,419
Home equity	48,195	1,209	16	—	49,420
Consumer loans	8,583	394	5	—	8,982
Other loans	1,481	—	—	—	1,481
Total	$300,286	$14,389	$5,457	$—	$320,132

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2016 and 2015:

December 31, 2016	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$55,752	$—	$55,752
Real estate - commercial	109,360	392	109,752
Other real estate construction	26,528	190	26,718
Real estate 1 – 4 family construction	5,625	—	5,625
Real estate – residential	80,923	846	81,769
Home equity	50,793	22	50,815
Consumer loans	9,711	—	9,711
Other loans	1,687	—	1,687
Total	$340,379	$1,450	$341,829

December 31, 2015	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$52,277	$34	$52,311
Real estate - commercial	101,198	—	101,198
Other real estate construction	17,497	195	17,692
Real estate 1 – 4 family construction	5,629	—	5,629
Real estate – residential	82,878	541	83,419
Home equity	49,407	13	49,420
Consumer loans	8,982	—	8,982
Other loans	1,481	—	1,481
Total	$319,349	$783	$320,132

Note 4 - Allowance for Loan Losses (Continued)

Loans are considered impaired when, based on current information and events it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement. If a loan is deemed impaired, a valuation analysis is performed and a specific reserve is allocated if necessary. The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2016 and 2015:

	As of December 31, 2016				Year Ended December 31, 2016
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$29	$13	$16	$2	$31	$8
Real estate - commercial	1,671	1,552	119	9	887	64
Other real estate construction	831	190	103	5	296	6
Real estate 1 -4 family construction	6	—	6	—	9	1
Real estate - residential	3,994	2,072	1,922	123	4,434	201
Home equity	35	35	—	—	49	1
Consumer loans	61	61	—	—	71	6
Other loans	—	—	—	—	—	—
Total	$6,627	$3,923	$2,166	$139	$5,777	$287

					Year Ended
	As of December 31, 2015				December 31, 2015
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$97	$80	$17	$2	$81	$4
Real estate - commercial	620	498	122	9	1,121	42
Other real estate construction	840	195	107	7	281	3
Real estate 1 -4 family construction	13	—	13	—	16	1
Real estate - residential	4,343	1,507	2,836	163	4,798	200
Home equity	28	28	—	—	50	1
Consumer loans	75	75	—	—	37	2
Other loans	—	—	—	—	—	—
Total	$6,016	$2,383	$3,095	$181	$6,384	$253

					Year Ended
	As of December 31, 2014				December 31, 2014
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$98	$68	$30	$30	$117	$7
Real estate - commercial	1,820	1,242	389	145	2,641	73
Other real estate construction	934	342	54	4	1,108	6
Real estate 1 -4 family construction	20	—	20	1	109	1
Real estate - residential	5,298	1,865	3,433	257	5,865	268
Home equity	49	30	19	19	73	2
Consumer loans	69	29	40	—	83	4
Other loans	—	—	—	—	—	—
Total	$8,288	$3,576	$3,985	$456	$9,996	$361